Trade and other receivables (Details 2) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current trade receivables		$ 258,182,596	$ 248,393,078
Other current receivables		28,031,002	32,395,055
Total current		286,213,598	280,788,133
Others accounts receivables		3,330,606	3,563,797
Total non-current		3,330,606	3,563,797
Trade receivables [member] | Chile operating segment
Current trade receivables		159,465,654	145,670,490
Trade receivables [member] | International business operating segment
Current trade receivables		62,587,204	63,602,409
Trade receivables [member] | Wines operating segment
Current trade receivables		40,284,490	42,958,093
Trade receivables [member] | Impairment loss estimate
Current trade receivables		(4,154,752)	(3,837,914)
Other Accounts Receivables [Member]
Other current receivables	[1]	28,031,002	32,395,055
Others accounts receivables	[1]	3,330,606	3,563,797
Current balance
Current trade receivables		242,707,750	229,276,909
Other current receivables		27,768,858	31,917,416
Total current		270,476,608	261,194,325
Others accounts receivables		3,330,606	3,563,797
Total non-current		3,330,606	3,563,797
Current balance | Trade receivables [member] | Chile operating segment
Current trade receivables		150,256,296	134,545,838
Current balance | Trade receivables [member] | International business operating segment
Current trade receivables		56,180,536	55,231,951
Current balance | Trade receivables [member] | Wines operating segment
Current trade receivables		36,270,918	39,499,120
Current balance | Trade receivables [member] | Impairment loss estimate
Current trade receivables		0	0
Current balance | Other Accounts Receivables [Member]
Other current receivables		27,768,858	31,917,416
0 a 3 months
Current trade receivables		12,864,775	17,509,849
Other current receivables		97,052	186,213
Total current		12,961,827	17,696,062
Others accounts receivables		0	0
Total non-current		0	0
0 a 3 months | Trade receivables [member] | Chile operating segment
Current trade receivables		4,960,461	8,090,616
0 a 3 months | Trade receivables [member] | International business operating segment
Current trade receivables		4,978,409	7,521,071
0 a 3 months | Trade receivables [member] | Wines operating segment
Current trade receivables		3,347,465	3,028,707
0 a 3 months | Trade receivables [member] | Impairment loss estimate
Current trade receivables		(421,560)	(1,130,545)
0 a 3 months | Other Accounts Receivables [Member]
Other current receivables		97,052	186,213
3 a 6 months
Current trade receivables		1,157,070	996,431
Other current receivables		165,092	291,426
Total current		1,322,162	1,287,857
Others accounts receivables		0	0
Total non-current		0	0
3 a 6 months | Trade receivables [member] | Chile operating segment
Current trade receivables		1,037,876	1,136,211
3 a 6 months | Trade receivables [member] | International business operating segment
Current trade receivables		595,173	130,299
3 a 6 months | Trade receivables [member] | Wines operating segment
Current trade receivables		219,135	208,628
3 a 6 months | Trade receivables [member] | Impairment loss estimate
Current trade receivables		(695,114)	(478,707)
3 a 6 months | Other Accounts Receivables [Member]
Other current receivables		165,092	291,426
6 a 12 months
Current trade receivables		899,348	508,999
Other current receivables		0	0
Total current		899,348	508,999
Others accounts receivables		0	0
Total non-current		0	0
6 a 12 months | Trade receivables [member] | Chile operating segment
Current trade receivables		1,358,009	638,417
6 a 12 months | Trade receivables [member] | International business operating segment
Current trade receivables		318,551	275,300
6 a 12 months | Trade receivables [member] | Wines operating segment
Current trade receivables		224,487	137,671
6 a 12 months | Trade receivables [member] | Impairment loss estimate
Current trade receivables		(1,001,699)	(542,389)
6 a 12 months | Other Accounts Receivables [Member]
Other current receivables		0	0
More than 12 months
Current trade receivables		553,653	100,890
Other current receivables		0	0
Total current		553,653	100,890
Others accounts receivables		0	0
Total non-current		0	0
More than 12 months | Trade receivables [member] | Chile operating segment
Current trade receivables		1,853,012	1,259,408
More than 12 months | Trade receivables [member] | International business operating segment
Current trade receivables		514,535	443,788
More than 12 months | Trade receivables [member] | Wines operating segment
Current trade receivables		222,485	83,967
More than 12 months | Trade receivables [member] | Impairment loss estimate
Current trade receivables		(2,036,379)	(1,686,273)
More than 12 months | Other Accounts Receivables [Member]
Other current receivables		$ 0	$ 0

[1]	As of December 31, 2017, this item mainly includes ThCh$ 2,411,833 (ThCh$ 2,898,277 in 2016) in non-current related to the account receivable from the sale of the 49% that subsidiary CPCh had in Compañía Pisquera Bauzá S.A. (see Note 1, letter (b)).